Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	Although we do not have a formal written policy in place regarding the timing of awards of stock options or similar awards in relation to the disclosure of material nonpublic information, our equity awards are generally granted on fixed dates determined in advance. Annual equity awards are considered as part of the pay review process that occurs at the beginning of the fiscal year at which time, as noted above, the Compensation Committee reviews and approves, among other things, annual equity awards. From time to time, our Compensation Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention, or other purposes. Our Compensation Committee approves all equity awards on or before the grant date. For any grants of stock options or similar equity awards, the Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information. Similarly, the Compensation Committee does not time the release of material nonpublic information based on equity award grant dates for the purpose of affecting the value of executive compensation or otherwise.
Award Timing MNPI Considered [Flag]	false
MNPI Disclosure Timed for Compensation Value [Flag]	false